Loss per share	12 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Loss per share [Text Block]

17. Loss per share

As disclosed in Note 1(b), and Note 1(c), the Reverse Splits have been applied retrospectively herein.

The following table summarizes the calculation of the weighted average basic number of basic and diluted common shares to calculate the loss per share as reported in the statements of net loss and comprehensive loss:

	Year ended Setpember 30, 2024	Year ended Setpember 30, 2023	Year ended Setpember 30, 2022
Issued common shares, beginning of year	561,678	77,322	69,951

Effect of shares issued from:

Debt settlements	3,369	4,475	13
April 2024 U.S. Public Offering (Note 16(a))	34,942	-	-
June 2024 U.S. Public Offering (Note 16(a))	85,573	-	-
August 2024 U.S. Public Offering (Note 16(a))	61,836	-	-
December 2022 U.S. IPO and Canadian Offering (Note 16(a))	-	260,763	-
Over-allotment Pre-Funded Warrants (Note 15)	-	16,083	-
July 2023 Private Placement (Note 16(a))	-	29,998	-
July 2023 Pre-Funded Warrants (Note 15)	-	18,101	-
Conversion of stock units	-	1,181	370
Exercise of options	-	267	-
Exercise of warrants	79,737	33	1,059
Issuance of bonus shares	-	-	826
Private placements	-	-	457
Acquisition of Police Ordnance (Note 4)	-	-	314
Conversion of contingent shares	-	-	38
Weighted average number of basic common shares	827,135	408,223	73,028
Dilutive securities:
Stock options	-	-	-
Warrants	-	-	-
Weighted average number of dilutive common shares	827,135	408,223	73,028

At September 30, 2024, 2023 and 2022, all dilutive securities were anti-dilutive because we incurred a net loss for the years.